Bank and Other Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 MYR (RM) RM / shares
Bank and Other Borrowings [Line Items]
Principal amount | $			$ 182,391	$ 201,033
Repayable instalments | $	$ 9,673		$ 23,989	$ 26,273
Term insurance policy		RM 150,000
Face value of preference shares issued					RM 600,000
Shares redeemable at fair value					RM 600,000
Credit Guarantee Corporation [Member]
Bank and Other Borrowings [Line Items]
Borrowings, threshold limit	70.00%				70.00%
Loan One [Member]
Bank and Other Borrowings [Line Items]
Principal amount					RM 200,000
Borrowings, interest rate	3.50%		3.50%		3.50%
Repayable instalments		3,639
Loan Two [Member]
Bank and Other Borrowings [Line Items]
Principal amount					RM 300,000
Borrowings, interest rate	3.50%		3.50%		3.50%
Repayable instalments		RM 6,136
Borrowings, maturity	June 2026	June 2026
Loan 3 [Member]
Bank and Other Borrowings [Line Items]
Borrowings, maturity	October 2026	October 2026
Redeemable Preference Shares [Member]
Bank and Other Borrowings [Line Items]
Face value share (in Ringgits per share) | RM / shares					RM 1